Business Combinations - Schedule of Consideration Transferred to the PIH Unitholders (Parentheticals) (Details)	Jun. 30, 2026 shares
Class A Common Stock [Member] | Presidio Investment Holdings LLC [Member]
Schedule of Consideration Transferred to the PIH Unitholders [Line Items]
Common stock issue (in Shares)	1,717,391
Class A Common Stock [Member] | EQV Resources LLC [Member]
Schedule of Consideration Transferred to the PIH Unitholders [Line Items]
Common stock issue (in Shares)	3,422,260
EQV Holdings common units [Member] | Presidio Investment Holdings LLC [Member]
Schedule of Consideration Transferred to the PIH Unitholders [Line Items]
Common units (in Shares)	1,000,658